FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE: Categories of financial instruments, table (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Categories of financial instruments, table

As at:	January 31, 2023	January 31, 2022
Financial assets:
FVTPL
Cash	$20,776	$474,317
Financial liabilities:
Amortized cost
Accounts payable	$106,517	$87,938
Accrued liabilities	$76,869	$102,208
Due to related parties	$443,071	$57,254
Notes payable	$2,202,540	$-